January 21, 2009

Lily Dang

United States Securities and Exchange Commission

Division of Corporation Finance

Washington, D.C.  20549-7010

Re: Response to SEC Letter dated December 15, 2008; File #0-52508

Dear Ms. Dang,

The following address’s the Staff’s comments as listed in the SEC Staff’s comment letter dated December 15, 2008 with regards to Strathmore’s Annual Report on Form 40-F filed on July 3, 2008.

Form 40-F for the Fiscal Year Ended December 31, 2007

Exhibit 99.2 Financial Statements

Note 6 – Mineral Property Interests

Nose Rock/Crown Point Property

1.

We note your response to prior comment 4 indicating that as of December 31, 2007 your response to prior comment 4. indicating that as of December 31, 2007 your response to prior comment 4, indicating that as of December 31, 2007 you did not have physical possession of Uranium International Corp. (UIC)’s 5 million common shares that were issued to you on September 14, 2007 in exchange for an option to acquire up to a 65% interest in your Nose Rock property, pending formation of a limited liability company with terms acceptable to both parties.

You further indicated that you considered the UIC common shares impaired on acquisition, since UIC had substantially no assets other than the option agreements that you offered.  You added that in order to acquire the 65% interest in your Nose Rock property, UIC will have to pay an additional $1 million in cash or shares and incur staged exploration expenditures of $61.25 million. You believe the likelihood of

UIC being able to raise cash to complete the acquisition is remote, evidenced by the fact that as of May 31, 2008, UIC has written the property acquisition cost down to zero.

If in stating that you did not have physical possession of the UIC common shares as of December 31, 2007, you mean that you did not own the shares as of December 31, 2007, please expand your disclosure to state this fact and the reason delaying your share ownership; under this circumstance, no amount should be recorded for these shares.

If you subsequently obtain physical possession and ownership of the shares, they will need to be measured at fair value in accordance with paragraph 12 of SFAS 115, then assessed for impairment in accordance with paragraph 15 of SFAS 115. Refer to SAB Topic 5M for further guidance.

However, if you are able to show that you had ownership of the shares as of December 31, 2007, you should initially record the shares at fair value, then recognize an impairment charge during the same 2007 period.

In either case, you should expand disclosure to discuss your view about the value of the shares, as explained in your response.

Response:  We did not have ownership of the securities at December 31, 2007 and have expanded our disclosure in Note 6 of the financial statements.

Note 16 – Differences Between Canadian and United States Generally Accepted Accounting Principles

2.

We note your response to prior comment 6, indicating that your Canadian and Peruvian mineral property interests, which you transferred in July 2007 to Fission Energy Corp., were part of a larger cash flow generating asset group and did not on their own represent a component of an entity, thus not meeting the definition of discontinued operations per paragraph 42 of SFAS 144. Please add this disclosure to your Note 16.

Response: Agreed. Additional disclosure added in Note 16 of the financial statements.

3.

We note your response to prior comment 7, providing reconciliation and explaining reasons for the differences between your mineral exploration costs and your U.S. GAAP adjustments for such costs. Please add this disclosure to your Note 16.

Response: Agreed. Additional disclosure added in Note 16 of the financial statements.

4.

We note your response to prior comment 8, correcting your 2006 and 2005 Canadian GAAP operating and investing cash flow balances in your reconciliation, and explaining that the cash flow reclassification resulted from the Canadian regulatory review that views your short term investments as investing cash flows since the funds will be used for mineral property expenditures. Please add this explanation to your Note 9 and clarify in Note 16 how you view this classification under U.S. GAAP, with details sufficient to understand how your classification is consistent with the guidance in paragraph 8 of SFAS 102.

Response: Agreed. Additional disclosure added in Note 16 of the financial statements.

As requested, we will not amend Form 40-F until we have given you a chance to respond to our responses listed above and highlighted in Yellow and Blue in the accompanying financial statements.

The Company acknowledges: that it is responsible for the adequacy and accuracy of the disclosure in our SEC filings; that neither staff comments nor our changes in disclosure in our filings to the staff comments foreclose the Commission from taking any action with respect to our filings; and that the Company will not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Please communicate with the undersigned if there are any questions or difficulties.

Sincerely,

Patrick Groening

Chief Financial Officer

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